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                                        NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue
                                        New York, New York 10010
                                        Bus: 212-576-7558
                                        Fax: 212-447-0569
                                        E-Mail: charles_a_whites@newyorklife.com
                                        www.newyorklife.com

                                        CHARLES A. WHITES, JR.
                                        Associate General Counsel

VIA EDGAR

May 4, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: New York Life Insurance and Annuity Corporation
    Variable Annuity Separate Account -- III
    File Nos. 333-158552 and 811-08904

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 15, 2011 as part of the Registrant's most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 15, 2011.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

Very truly yours,

/s/ Charles A. Whites, Jr.

Charles A. Whites, Jr.
Associate General Counsel